Pension and Other Postretirement Benefits - Schedule of Net Periodic Benefit Cost and Weighted-Average Assumptions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net periodic benefit cost	$ 48,141	$ 42,292	$ 34,416
Discount rate	5.00%	4.25%
Expected return on plan assets	7.75%	8.00%
Weighted-average rate of compensation increase	3.25%	2.75%
Qualified Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Service cost	23,056	20,319	17,725
Interest cost	37,607	38,266	37,276
Expected return on plan assets	(49,840)	(45,780)	(40,114)
Amortization of net actuarial loss	32,261	23,883	14,348
Net periodic benefit cost	43,084	36,688	29,235
Qualified Retirement Plan [Member] | Net benefit cost [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	4.25%	5.00%	5.75%
Expected return on plan assets	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	2.75%	3.00%	3.25%
SERP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Service cost	373	274	217
Interest cost	1,535	1,629	1,766
Amortization of net actuarial loss	971	683	631
Net periodic benefit cost	2,879	2,586	2,614
SERP [Member] | Net benefit cost [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	4.25%	5.00%	5.75%
Expected return on plan assets	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	2.75%	3.00%	3.25%
PBOP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Service cost	1,220	977	858
Interest cost	2,482	2,547	2,631
Expected return on plan assets	(2,824)	(2,404)	(2,379)
Amortization of prior service cost	355	0	0
Amortization of transition obligation		867	867
Amortization of net actuarial loss	945	1,031	590
Net periodic benefit cost	$ 2,178	$ 3,018	$ 2,567
PBOP [Member] | Net benefit cost [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	4.25%	5.00%	5.75%
Expected return on plan assets	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	2.75%	3.00%	3.25%